GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
GOING CONCERN
Revenue					$ 226
Net loss	$ (805,767)	$ (596,316)	$ (1,299,619)	$ (691,971)	$ (1,171,439)	$ (348,288)
Working capital deficit	$ (558,811)		$ (558,811)